UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4576

                                BOND FUND SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP CONVERTIBLE CORPORATE BONDS AND NOTES SECTORS
--------------------------------------------------------------------------------
Health Care                                                                15.9%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     11.0
--------------------------------------------------------------------------------
Information Technology                                                      7.5
--------------------------------------------------------------------------------
Industrials                                                                 5.2
--------------------------------------------------------------------------------
Financials                                                                  4.5
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.8
--------------------------------------------------------------------------------
Energy                                                                      3.6
--------------------------------------------------------------------------------
Utilities                                                                   2.6
--------------------------------------------------------------------------------
Materials                                                                   0.5

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Convertible Corporate Bonds and Notes      54.6%
             Stocks                                     38.8
             Cash Equivalents                            4.1
             Other Bonds                                 2.5

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

CLASS A shares of the Fund were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING      ENDING         EXPENSES
                                    ACCOUNT        ACCOUNT        PAID DURING
                                    VALUE          VALUE          6 MONTHS ENDED
                                    (1/1/06)       (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Class A Actual                      $1,000.00      $1,031.20      $ 4.74
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00       1,020.13        4.72
--------------------------------------------------------------------------------
Class B Actual                       1,000.00       1,027.00        8.88
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00       1,016.07        8.84
--------------------------------------------------------------------------------
Class C Actual                       1,000.00       1,027.20        8.73
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00       1,016.22        8.69
--------------------------------------------------------------------------------
Class M Actual                       1,000.00       1,031.50        4.54
--------------------------------------------------------------------------------
Class M Hypothetical                 1,000.00       1,020.33        4.52
--------------------------------------------------------------------------------
Class N Actual                       1,000.00       1,028.80        7.17
--------------------------------------------------------------------------------
Class N Hypothetical                 1,000.00       1,017.75        7.13

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            0.94%
----------------------------
Class B            1.76
----------------------------
Class C            1.73
----------------------------
Class M            0.90
----------------------------
Class N            1.42

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------

                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL             VALUE
                                                                                      AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--54.6%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.0%
---------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.0%
Caesars Entertainment, Inc., 5.068% Cv. Sr. Unsec. Nts., 4/15/24 1               $ 3,500,000   $     4,419,450
---------------------------------------------------------------------------------------------------------------
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                            6,500,000         7,410,000
---------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23                    5,000,000         6,587,500
---------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                           5,000,000         6,518,750
                                                                                               ----------------
                                                                                                    24,935,700

---------------------------------------------------------------------------------------------------------------
MEDIA--4.0%
Lamar Advertising Co., 2.875% Cv. Sr. Nts., 12/31/10                               3,000,000         3,536,250
---------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                    5,000,000         5,331,250
---------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                         4,000,000         4,425,000
---------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 1.75% Cv. Sr. Nts., 12/1/09 2                   4,000,000         3,115,000
                                                                                               ----------------
                                                                                                    16,407,500

---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 1                                 4,000,000         4,230,000
---------------------------------------------------------------------------------------------------------------
ENERGY--3.6%
---------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 2                                    4,000,000         8,040,000
---------------------------------------------------------------------------------------------------------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                              4,000,000         6,745,000
                                                                                               ----------------
                                                                                                    14,785,000

---------------------------------------------------------------------------------------------------------------
FINANCIALS--4.5%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.6%
Merrill Lynch & Co., Inc., 0% Cv. Sr. Unsec. Unsub. Nts., 3/13/32 3                6,000,000         6,570,000
---------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
American Express Co., 1.85% Cv. Sr. Nts., 12/1/33 1,2                              5,000,000         5,143,750
---------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.6%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 2                                   5,000,000         6,650,000
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--15.9%
---------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.9%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 2                                         6,000,000         5,602,500
---------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 2                 2,000,000         3,167,500
---------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 2                                       6,000,000         6,262,500
---------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                               4,000,000         3,370,000
---------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc., 2% Cv. Sr. Unsec. Nts., 2/15/12                               2,000,000         2,005,000
                                                                                               ----------------
                                                                                                    20,407,500


                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                   PRINCIPAL             VALUE
                                                                                      AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.8%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 2                                                    $ 2,000,000   $     2,092,500
2.25% Cv. Sr. Nts., 3/15/24                                                        2,000,000         2,092,500
---------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts., 3/1/24             6,000,000         6,705,000
---------------------------------------------------------------------------------------------------------------
Medtronic, Inc., 1.625% Cv. Sr. Unsec. Nts., Tranche B, 4/15/13 2                  5,000,000         4,781,250
                                                                                               ----------------
                                                                                                    15,671,250

---------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Lincare Holdings, Inc., 3% Cv. Sr. Nts., 6/15/33                                   6,000,000         5,872,500
---------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 3.25% Cv. Sr. Unsec. Debs., 12/15/35                               6,000,000         5,467,500
                                                                                               ----------------
                                                                                                    11,340,000

---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.5%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26 2                                           4,000,000         4,035,000
---------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32                    3,000,000         3,052,500
---------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs., Series A, 2/1/24
(cv. into ADRs of Teva Pharmaceutical Industries Ltd.)                             6,000,000         6,135,000
---------------------------------------------------------------------------------------------------------------
Wyeth, 4.239% Cv. Sr. Unsec. Nts., 1/15/24 1                                       5,000,000         5,230,000
                                                                                               ----------------
                                                                                                    18,452,500

---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.2%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 2/15/24                        6,000,000         6,457,500
---------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 4.92% Cv. Sr. Nts., 8/15/33 1                               6,000,000         6,849,360
                                                                                               ----------------
                                                                                                    13,306,860

---------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
FTI Consulting, Inc., 3.75% Cv. Sr. Unsec. Sub. Nts., 7/15/12                      3,000,000         3,352,500
---------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Danaher Corp., 2.48% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts.,
1/22/21 3                                                                          4,000,000         3,785,000
---------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06 4                                                   3,775,839           604,134
8.25% Cv. Sub. Nts., 12/31/06 4                                                    3,084,881           493,581
                                                                                               ----------------
                                                                                                     4,882,715

---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.5%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
ADC Telecommunications, Inc., 5.795% Cv. Unsec. Sub. Nts., 6/15/13 1               4,000,000         3,840,000
---------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable Securities,
5/15/23 3                                                                          3,500,000         4,239,375
                                                                                               ----------------
                                                                                                     8,079,375


                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                   PRINCIPAL             VALUE
                                                                                      AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.8%
Yahoo!, Inc., 0% Cv. Sr. Unsec. Nts., 4/1/08 3                                   $ 2,000,000   $     3,270,000
---------------------------------------------------------------------------------------------------------------
IT SERVICES--2.0%
BearingPoint, Inc., 3% Cv. Sub. Nts., 12/15/24 1,2                                 2,000,000         1,945,000
---------------------------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                  5,000,000         6,437,500
                                                                                               ----------------
                                                                                                     8,382,500

---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
(cv. into Agere Systems, Inc., Cl. A common stock)                                 3,000,000         2,981,250
---------------------------------------------------------------------------------------------------------------
Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35                                              1,000,000           846,250
2.95% Cv. Unsec. Sub. Debs., 12/15/35 2                                            4,000,000         3,385,000
                                                                                               ----------------
                                                                                                     7,212,500

---------------------------------------------------------------------------------------------------------------
SOFTWARE--1.0%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                               4,000,000         4,070,000
---------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
---------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                                     1,000,000         2,108,750
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                                     4,000,000         6,545,000
---------------------------------------------------------------------------------------------------------------
NII Holdings, Inc., 2.75% Cv. Nts., 8/15/25 2                                      7,000,000         9,310,000
                                                                                               ----------------
                                                                                                    15,855,000

---------------------------------------------------------------------------------------------------------------
UTILITIES--2.6%
---------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.6%
CenterPoint Energy, Inc., 3.75% Cv. Sr. Unsec. Nts., Series B, 5/15/23             5,000,000         5,718,750
---------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                     4,500,000         4,820,625
                                                                                               ----------------
                                                                                                    10,539,375
                                                                                               ----------------

Total Convertible Corporate Bonds and Notes (Cost $217,598,051)                                    225,652,775

                                                                                      SHARES
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--29.9%
---------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.1%
---------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.1%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv., Non-Vtg.                            100,000         2,780,000
---------------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                                  250,000         6,102,500
                                                                                               ----------------
                                                                                                     8,882,500

---------------------------------------------------------------------------------------------------------------
ENERGY--5.3%
---------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
NRG Energy, Inc., 4% Cv., Non-Vtg.                                                     3,000         3,923,625


                  16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                         VALUE
                                                                                      SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
OIL & GAS--4.3%
Chesapeake Energy Corp., 4.50% Cum. Cv., Non-Vtg.                                     50,000   $     4,687,500
---------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                               5,000         6,463,125
---------------------------------------------------------------------------------------------------------------
Hess Corp., 7% Cv., Non-Vtg.                                                          50,000         6,635,000
                                                                                               ----------------
                                                                                                    17,785,625

---------------------------------------------------------------------------------------------------------------
FINANCIALS--14.2%
---------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.5%
Affiliated Managers Group, Inc., 5.10% Cv. 2,5                                       120,000         5,640,000
---------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                                   100,000         2,994,000
---------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity
Linked Nts. (linked to General Mills, Inc. common stock)                             220,000         5,746,400
                                                                                               ----------------
                                                                                                    14,380,400

---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Marshall & Ilsley Corp., 6.50% Cv.                                                   200,000         5,374,000
---------------------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units
(each unit consists of one preferred stock and one warrant to
purchase shares of Washington Mutual, Inc.), Non-Vtg. 6                              100,000         5,688,000
                                                                                               ----------------
                                                                                                    11,062,000

---------------------------------------------------------------------------------------------------------------
INSURANCE--6.0%
Chubb Corp. (The), 7% Cv. Equity Units (each unit consists of one purchase contract of Chubb Corp. (The) common stock and $25
principal amount of Chubb Corp. (The), 2.25% sr. nts., 8/16/08) 6                    100,000         3,523,000
---------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 6% Cv.                                                     150,000         5,647,500
---------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units (each unit has a stated amount of $50 and consists of a purchase contract to purchase Hartford Financial Services Group, Inc. (The) common stock and a normal unit which consists of $1,000 principal amount
of Hartford Financial Services Group, Inc. (The), 2.56% sr. nts., 8/16/08) 6         100,000         7,505,000
---------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock purchase
contract to purchase MetLife, Inc., Series A and Series B) 6                         200,000         5,514,000
---------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg.                      100,000         2,875,000
                                                                                               ----------------
                                                                                                    25,064,500

---------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                                         120,000         8,220,000
---------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.2%
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Schering-Plough Corp., 6% Cv.                                                        100,000         5,033,000
---------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.7%
---------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Northrop Grumman Corp., 7% Cum. Cv., Series B                                         30,000         3,795,000


                  17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                         VALUE
                                                                                      SHARES        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities               70,000   $     3,325,000
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.8%
---------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                          5,000         5,053,750
---------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.6%
Xerox Corp., 6.25% Cv.                                                                20,000         2,250,400
---------------------------------------------------------------------------------------------------------------
MATERIALS--2.0%
---------------------------------------------------------------------------------------------------------------
CHEMICALS--1.1%
Celanese Corp., 4.25% Cum. Cv.                                                       150,000         4,471,500
---------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv.                                        3,000         3,759,375
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.7%
---------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Crown Castle International Corp., 6.25% Cv.                                           50,000         2,787,500
---------------------------------------------------------------------------------------------------------------
UTILITIES--0.9%
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
AES Trust VII, 6% Cv., Non-Vtg.                                                       75,000         3,675,000
                                                                                               ----------------
Total Preferred Stocks (Cost $112,713,638)                                                         123,469,175

---------------------------------------------------------------------------------------------------------------
COMMON STOCKS--8.9%
---------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                          80,000         5,106,400
---------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                    70,000         5,140,100
---------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                70,000         3,999,100
---------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                     80,000         4,793,600
---------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                   50,000         4,994,500
---------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                      25,000         2,488,000
---------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                            50,000         1,677,500
---------------------------------------------------------------------------------------------------------------
Monsanto Co. 7                                                                        80,000         6,735,200
---------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                  100,000         1,999,000
---------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 4,5                                                     197,142             1,971
                                                                                               ----------------
Total Common (Cost $33,007,201)                                                                     36,935,371

                                                                                   PRINCIPAL
                                                                                      AMOUNT
---------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.5%
---------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Tyco International Ltd. Cv.
Equity-Linked Nts., 2.87%, 12/15/06                                              $   175,644         4,849,092
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Cisco Systems, Inc.
Cv. Linked Nts., 4%, 9/25/06                                                         277,687         5,354,639
                                                                                               ----------------
Total Structured Notes (Cost $9,500,027)                                                            10,203,731


                  18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                   PRINCIPAL             VALUE
                                                                                      AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
---------------------------------------------------------------------------------------------------------------
Undivided interest of 0.99% in joint repurchase agreement (Principal Amount/
Value $1,732,960,000, with a maturity value of $1,733,645,963) with UBS Warburg
LLC, 4.75%, dated 6/30/06, to be repurchased at $17,141,783 on 7/3/06, collateralized by Federal National Mortgage Assn., 4.50%-5%, 3/1/20-4/1/35,
with a value of $620,732,225 and Federal Home Loan Mortgage Corp., 5.50%,
5/1/35-6/1/36, with a value of $1,151,835,293 (Cost $17,135,000)                 $17,135,000   $    17,135,000

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $389,953,917)                                        100.0%      413,396,052
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                          0.0            68,537
                                                                                 ------------------------------
NET ASSETS                                                                             100.0%  $   413,464,589
                                                                                 ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $69,170,000 or 16.73% of the Fund's net assets as of June 30, 2006.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $1,099,686, which represents 0.27% of the Fund's net assets. See Note 6 of accompanying Notes.

5. Non-income producing security.

6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

7. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                       CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                 SUBJECT TO CALL         DATE      PRICE   RECEIVED   SEE NOTE 5
--------------------------------------------------------------------------------
 Monsanto Co.                800      7/24/06        $90   $263,092      $32,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $389,953,917)--see accompanying statement of investments        $   413,396,052
------------------------------------------------------------------------------------------------------------
Cash                                                                                                553,700
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                            1,391,581
Shares of beneficial interest sold                                                                  204,732
Other                                                                                                50,259
                                                                                            ----------------
Total assets                                                                                    415,596,324

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $263,092)--see accompanying
statement of investments                                                                             32,000
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                            1,179,060
Dividends                                                                                           444,157
Distribution and service plan fees                                                                  254,869
Shareholder communications                                                                           75,428
Trustees' compensation                                                                               63,856
Transfer and shareholder servicing agent fees                                                        56,352
Other                                                                                                26,013
                                                                                            ----------------
Total liabilities                                                                                 2,131,735

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $   413,464,589
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $   487,887,629
------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (4,550,496)
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (93,545,771)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       23,673,227
                                                                                            ----------------
NET ASSETS                                                                                  $   413,464,589
                                                                                            ================


                  20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $235,187,485 and
17,432,461 shares of beneficial interest outstanding)                                                $13.49
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $14.31
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $47,807,317 and 3,538,168 shares of
beneficial interest outstanding)                                                                     $13.51
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $55,842,522 and 4,141,277 shares of
beneficial interest outstanding)                                                                     $13.48
-----------------------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of $72,050,754 and
5,343,994 shares of beneficial interest outstanding)                                                 $13.48
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)      $13.93
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,576,511 and 190,959 shares of
beneficial interest outstanding)                                                                     $13.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Dividends                                                                                   $     3,607,045
------------------------------------------------------------------------------------------------------------
Interest                                                                                          3,107,325
                                                                                            ----------------
Total investment income                                                                           6,714,370

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Management fees                                                                                   1,069,891
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             286,103
Class B                                                                                             262,306
Class C                                                                                             295,032
Class M                                                                                              89,349
Class N                                                                                               6,259
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                             172,327
Class B                                                                                              47,575
Class C                                                                                              48,105
Class M                                                                                              41,378
Class N                                                                                               4,332
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              32,542
Class B                                                                                              10,856
Class C                                                                                               8,318
Class M                                                                                               7,046
Class N                                                                                                 437
------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                              66,350
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           3,447
------------------------------------------------------------------------------------------------------------
Administration service fees                                                                             750
------------------------------------------------------------------------------------------------------------
Other                                                                                                27,109
                                                                                            ----------------
Total expenses                                                                                    2,479,512
Less waivers and reimbursements of expenses                                                             (15)
                                                                                            ----------------
Net expenses                                                                                      2,479,497

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             4,234,873


                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                 $    12,342,269
Closing and expiration of option contracts written                                                   98,778
                                                                                            ----------------
Net realized gain                                                                                12,441,047
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                      (3,255,801)
Option contracts                                                                                    231,092
                                                                                            ----------------
Net change in unrealized appreciation                                                            (3,024,709)

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    13,651,211
                                                                                            ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS              YEAR
                                                                                    ENDED             ENDED
                                                                            JUNE 30, 2006      DECEMBER 31,
                                                                              (UNAUDITED)              2005
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                      $    4,234,873     $  12,354,631
------------------------------------------------------------------------------------------------------------
Net realized gain                                                              12,441,047        12,688,258
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          (3,024,709)      (23,076,957)
                                                                           ---------------------------------
Net increase in net assets resulting from operations                           13,651,211         1,965,932

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                        (2,591,032)      (12,158,423)
Class B                                                                          (348,152)       (2,373,869)
Class C                                                                          (399,627)       (2,499,131)
Class M                                                                          (824,127)       (3,875,859)
Class N                                                                           (20,746)          (98,537)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                       (21,054,673)      (58,200,165)
Class B                                                                       (11,921,389)      (23,575,464)
Class C                                                                        (7,687,894)      (16,051,502)
Class M                                                                        (8,632,870)      (18,593,755)
Class N                                                                            38,774           419,514

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                                (39,790,525)     (135,041,259)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                           453,255,114       588,296,373
                                                                           ---------------------------------

End of period (including accumulated net investment loss of $4,550,496
and $4,601,685, respectively)                                              $  413,464,589     $ 453,255,114
                                                                           =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                            YEAR
                                                  ENDED                                                           ENDED
                                          JUNE 30, 2006                                                        DEC. 31,
CLASS A                                     (UNAUDITED)        2005        2004          2003          2002        2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.22    $  13.63    $  13.27      $  11.29      $  12.76    $  13.85
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .14 1       .35 1       .43 1         .56           .57         .48
Net realized and unrealized gain (loss)             .27        (.16)        .58          1.98         (1.41)       (.94)
                                               --------------------------------------------------------------------------
Total from investment operations                    .41         .19        1.01          2.54          (.84)       (.46)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.14)       (.60)       (.65)         (.56)         (.63)       (.63)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  13.49    $  13.22    $  13.63      $  13.27      $  11.29    $  12.76
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 3.12%       1.50%       7.74%        22.95%        (6.59)%     (3.30)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $235,187    $251,033    $319,478      $310,641      $202,968    $187,458
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $244,635    $277,049    $321,729      $252,347      $190,677    $197,514
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              2.16%       2.66%       3.24%         4.48%         4.77%       3.58%
Total expenses                                     0.94%       0.97%       0.94%         0.94%         0.99%       0.95%
Expenses after payments and waivers and
reduction to custodian expenses                    0.94%       0.96%       0.94%         0.94%         0.99%       0.95%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%         50%         54%           61%           52%         69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                            YEAR
                                                  ENDED                                                           ENDED
                                          JUNE 30, 2006                                                        DEC. 31,
CLASS B                                     (UNAUDITED)        2005        2004          2003          2002        2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.24    $  13.65    $  13.29      $  11.30      $  12.79    $  13.87
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .09 1       .24 1       .33 1         .43           .43         .38
Net realized and unrealized gain (loss)             .27        (.15)        .58          2.02         (1.38)       (.93)
                                               ---------------------------------------------------------------------------
Total from investment operations                    .36         .09         .91          2.45          (.95)       (.55)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.09)       (.50)       (.55)         (.46)         (.54)       (.53)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  13.51    $  13.24    $  13.65      $  13.29      $  11.30    $  12.79
                                               ===========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 2.70%       0.68%       6.92%        22.07%        (7.44)%     (3.97)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 47,807    $ 58,483    $ 84,816      $133,058      $154,350    $286,829
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 52,879    $ 68,098    $102,670      $139,757      $213,259    $330,806
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              1.35%       1.84%       2.47%         3.79%         3.95%       2.75%
Total expenses                                     1.76%       1.79% 4     1.75% 4       1.74% 4,5     1.77% 4     1.71% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%         50%         54%           61%           52%         69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                             SIX MONTHS                                                            YEAR
                                                  ENDED                                                           ENDED
                                          JUNE 30, 2006                                                        DEC. 31,
CLASS C                                     (UNAUDITED)        2005        2004          2003          2002        2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.21    $  13.62    $  13.27      $  11.28      $  12.76    $  13.84
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .09 1       .25 1       .33 1         .46           .46         .38
Net realized and unrealized gain (loss)             .27        (.16)        .57          1.99         (1.40)       (.93)
                                               ---------------------------------------------------------------------------
Total from investment operations                    .36         .09         .90          2.45          (.94)       (.55)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.09)       (.50)       (.55)         (.46)         (.54)       (.53)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  13.48    $  13.21    $  13.62      $  13.27      $  11.28    $  12.76
                                               ===========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 2.72%       0.72%       6.89%        22.14%        (7.39)%     (3.98)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 55,843    $ 62,231    $ 80,995      $ 82,149      $ 61,031    $ 76,846
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 59,501    $ 69,275    $ 82,470      $ 69,787      $ 66,391    $ 85,774
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              1.38%       1.89%       2.48%         3.73%         3.97%       2.80%
Total expenses                                     1.73%       1.74% 4     1.70% 4       1.70% 4,5     1.76% 4     1.71% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%         50%         54%           61%           52%         69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                            YEAR
                                                  ENDED                                                           ENDED
                                          JUNE 30, 2006                                                        DEC. 31,
CLASS M                                     (UNAUDITED)        2005        2004          2003          2002        2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.21    $  13.62    $  13.27      $  11.28      $  12.76    $  13.84
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .15 1       .36 1       .43 1         .50           .49         .41
Net realized and unrealized gain (loss)             .27        (.16)        .57          2.00         (1.40)       (.93)
                                               ---------------------------------------------------------------------------
Total from investment operations                    .42         .20        1.00          2.50          (.91)       (.52)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.15)       (.61)       (.65)         (.51)         (.57)       (.56)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  13.48    $  13.21    $  13.62      $  13.27      $  11.28    $  12.76
                                               ===========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 3.15%       1.55%       7.69%        22.59%        (7.16)%     (3.72)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 72,051    $ 79,023    $100,877      $114,600      $108,426    $144,612
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 76,235    $ 86,969    $106,194      $110,337      $122,897    $160,919
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              2.20%       2.72%       3.24%         4.16%         4.24%       3.04%
Total expenses                                     0.90%       0.91% 4     0.95% 4,5     1.32% 4,5     1.51% 4     1.45% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%         50%         54%           61%           52%         69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                             SIX MONTHS                                                            YEAR
                                                  ENDED                                                           ENDED
                                          JUNE 30, 2006                                                        DEC. 31,
CLASS N                                     (UNAUDITED)        2005        2004          2003          2002      2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.22    $  13.63    $  13.27      $  11.29      $  12.76    $  13.68
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .11 2       .28 2       .37 2         .49           .55         .42
Net realized and unrealized gain (loss)             .27        (.15)        .58          2.00         (1.43)       (.84)
                                               --------------------------------------------------------------------------
Total from investment operations                    .38         .13         .95          2.49          (.88)       (.42)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               (.11)       (.54)       (.59)         (.51)         (.59)       (.50)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  13.49    $  13.22    $  13.63      $  13.27      $  11.29    $  12.76
                                               ==========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 2.88%       1.04%       7.31%        22.45%        (6.92)%     (3.02)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $  2,577    $  2,485    $  2,131      $  1,458      $    388    $     36
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $  2,526    $  2,378    $  1,781      $    743      $    205    $     10
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              1.68%       2.17%       2.79%         3.87%         4.38%       5.45%
Total expenses                                     1.42%       1.45%       1.37%         1.37%         1.43%       1.22%
Expenses after payments and waivers and
reduction to custodian expenses                    1.42%       1.43%       1.37%         1.35%         1.38%       1.22%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              23%         50%         54%           61%           52%         69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which


                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2006, the market value of these securities comprised 2.5% of the Fund's net assets and resulted in unrealized cumulative gains of $703,704.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the


                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $91,673,212 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of June 30, 2006, it is estimated that the Fund will utilize $12,441,047 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $7,504,322 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $2,318,493 and unused capital loss carryforwards as follows:

                         EXPIRING
                         ------------------------------
                         2009             $  11,328,770
                         2010                90,466,996
                                          -------------
                         TOTAL            $ 101,795,766
                                          =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2006, the Fund's projected benefit obligations were decreased by $30,038 and payments of $3,660 were made to retired trustees, resulting in an accumulated liability of $56,247 as of June 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $153 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JUNE 30, 2006     YEAR ENDED DECEMBER 31, 2005
                                   SHARES            AMOUNT         SHARES            AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                            1,128,168    $   15,232,262      2,229,111    $   29,269,773
Dividends and/or
distributions reinvested          148,894         2,011,852        717,744         9,447,315
Redeemed                       (2,837,928)      (38,298,787)    (7,396,919)      (96,917,253)
                             ----------------------------------------------------------------
Net decrease                   (1,560,866)   $  (21,054,673)    (4,450,064)   $  (58,200,165)
                             ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                              115,971    $    1,569,773        384,419    $    5,032,394
Dividends and/or
distributions reinvested           16,325           220,927        118,262         1,559,371
Redeemed                       (1,012,122)      (13,712,089)    (2,299,068)      (30,167,229)
                             ----------------------------------------------------------------
Net decrease                     (879,826)   $  (11,921,389)    (1,796,387)   $  (23,575,464)
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                              190,279    $    2,569,477        369,150    $    4,830,334
Dividends and/or
distributions reinvested           19,974           269,704        125,570         1,652,747
Redeemed                         (779,907)      (10,527,075)    (1,730,481)      (22,534,583)
                             ----------------------------------------------------------------
Net decrease                     (569,654)   $   (7,687,894)    (1,235,761)   $  (16,051,502)
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS M
Sold                               24,760    $      333,262         58,022    $      752,410
Dividends and/or
distributions reinvested           41,607           561,782        206,256         2,712,110
Redeemed                         (705,149)       (9,527,914)    (1,688,476)      (22,058,275)
                             ----------------------------------------------------------------
Net decrease                     (638,782)   $   (8,632,870)    (1,424,198)   $  (18,593,755)
                             ================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                               14,626    $      196,767         71,550    $      939,101
Dividends and/or
distributions reinvested            1,335            18,035          6,529            86,038
Redeemed                          (13,018)         (176,028)       (46,439)         (605,625)
                             ----------------------------------------------------------------
Net increase                        2,943    $       38,774         31,640    $      419,514
                             ================================================================


                  34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                      PURCHASES              SALES
          --------------------------------------------------------
          Investment securities     $89,305,255       $134,464,547

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

               FEE SCHEDULE
               --------------------------------------------------
               Up to $50 million of net assets            0.6250%
               Next $250 million of net assets            0.5000
               Over $300 million of net assets            0.4375

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2006, the Fund paid $66,357 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $325,739 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                  35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2006 for Class B, Class C, and Class N shares were $2,304,687, $2,439,517 and $36,403, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A         CLASS M      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
June 30, 2006         $25,903          $1,943            $882         $71,767          $1,506            $212

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2006, OFS waived $15 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.


                  36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2006 was as follows:

                                         CALL OPTIONS
                             ------------------------
                             NUMBER OF      AMOUNT OF
                             CONTRACTS       PREMIUMS
-----------------------------------------------------
Options outstanding
as of December 31, 2005             --     $       --
Options written                  2,200        412,270
Options closed or expired       (1,400)      (149,178)
                                ---------------------
Options outstanding as of
June 30, 2006                      800     $  263,092
                                =====================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                  37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series


By:    /s/ John V. Murphy
       ----------------------------
       John V. Murphy
       Principal Executive Officer
Date:  08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ----------------------------
       John V. Murphy
       Principal Executive Officer
Date:  08/08/2006


By:    /s/ Brian W. Wixted
       ----------------------------
       Brian W. Wixted
       Principal Financial Officer
Date:  08/08/2006